COMMITMENTS AND CONTINGENCIES - Product Warranties (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 01, 2023	Jan. 02, 2022
Movement in Standard and Extended Product Warranty Accrual, Increase (Decrease) [Roll Forward]
Balance at the beginning of the period	$ 30,616	$ 31,129
Accruals for warranties issued during the period	6,366	3,216
Settlements and adjustments during the period	(8,635)	(3,729)
Balance at the end of the period	$ 28,347	$ 30,616